Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Unified Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001199046
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2024
Prospectus Date	rr_ProspectusDate	Dec. 29, 2024
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) seeks to outperform, net of fees and expenses, the return of the MSCI ACWI ex USA Index (the “Benchmark”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2029
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Adviser’s agreement to waive fees and/or reimburse expenses for one-, three- and five-years only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is available only to participants in employer sponsored retirement plans. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a portfolio of foreign equity securities, including securities of emerging market companies. Under normal circumstances, the Fund invests at least 80% of its assets in foreign common stocks that are subject to and meet the Fund’s environmental, social and governance (“ESG”) guidelines at the time of investment. To the extent the Fund is invested in equity securities, it will be invested in foreign equity securities. When both a company’s securities are incorporated outside the U.S. and its primary equity listing is outside the U.S., the Adviser classifies the company’s shares as non-U.S. equity. In some cases, a company’s securities may be incorporated outside the U.S., and have a primary listing in the U.S. In such cases, the Adviser conducts an additional analysis to determine whether the company should be classified as U.S. or non-U.S. This analysis considers several criteria, including: location of the company’s headquarters, the company’s history, geographic distribution of its operations (both assets and revenues), geographic distribution of the company’s shareholder base, and security’s secondary listings, if any. The Fund may invest in appropriate issuers through depositary receipts including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s Benchmark captures large- and mid-cap representation across 22 of 23 developed markets countries (excluding the U.S.) and 24 emerging markets countries, and the Adviser expects that the Fund will be principally invested in large- and mid-cap stocks.

The Adviser utilizes a top-down investment process based on applying proprietary research tools to the Adviser’s analysis of a wide range of economic, political, and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser attempts to exploit the structure of global markets and capitalize on style and sector cycles as they come into and out of favor. The buy and sell disciplines are determined by the outputs of the Adviser’s top-down investment process.

The Adviser considers financially material ESG information throughout the investment and portfolio construction process to help reduce risk and/or enhance returns. ESG information is among the many drivers considered by the Adviser when developing country, sector and thematic preferences. Environmental regulation, social policy, economic and market reforms, labor, and human rights are examples of ESG information considered when determining country and sector/industry allocations and shaping an initial prospect list of portfolio positions. The Adviser performs fundamental research on prospective investments to identify securities with strategic attributes consistent with the Adviser’s top-down views and with competitive advantages relative to their defined peer group. The fundamental research process involves reviewing and evaluating ESG information prior to purchasing a security, seeking to identify securities benefiting from ESG trends, such as those related to environmental opportunities, and avoid those with underappreciated risks, such as those related to human or labor rights controversies.

Also, the Fund seeks to narrow the security selection universe by applying comprehensive and robust ESG guidelines that are applied to issuers of equity securities without compromising the Adviser’s broader market outlook and themes. The ESG guidelines utilized by the Fund rely, in part, on external third party ESG research and data, which may include environmental, human and labor rights, and controversy data. The Adviser uses this information to create business involvement guidelines to exclude companies with ties to categories such as, but not limited to, controversial weapons (including, but not limited to, cluster munitions, landmines, biological and chemical weapons). Additionally, the Adviser screens companies with significant revenue (generally 5% or greater, though the Adviser may determine in its discretion what it believes is significant depending upon the factor and the company) from adult entertainment, alcohol, weapons or firearms, gambling, genetic engineering and tobacco).

Once the Adviser determines portfolio weights for countries, sectors and industries, the Adviser applies a series of risk-factor screens based on the desired style characteristics (e.g. market capitalization and relative valuation) for each category requiring a weight. Securities passing these screens are then subjected to further quantitative analysis to eliminate companies with excessive risk profiles relative to their peer group, companies with excessive leverage or balance sheet risk, and securities lacking sufficient liquidity for investment.

The Adviser applies fundamental research to ascertain particular stocks within a given category expected to accomplish two goals:

●	Finding companies possessing strategic attributes (i.e., competitive and comparative advantages) consistent with higher level themes in the portfolio derived from economic, political and sentiment drivers.

●	Maximizing the likelihood of beating the selected category of stocks. By avoiding stocks likely to be extreme outliers versus the peer group, the Adviser believes it can reduce portfolio risk while adding value at the security selection level.

Based on this analysis, the Adviser selects securities for purchase. The Adviser attempts to manage risk by, among other things, analyzing prospective stocks to assess their correlation to the country and sector in order to maximize the possibility of leveraging top level themes and to identify unintended risk concentrations in the security selection process. The Adviser analyzes the components of portfolio performance from a country, sector and stock factors perspective to confirm that risk and return are derived from intended sources.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (year ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest Quarter: 12/31/2022 17.95%

Lowest Quarter: 06/30/2022 (17.53)%

The Fund’s year to date return as of September 30, 2024 was 10.21%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.53%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-851-8845.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 17, 2020
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of any investment in the Fund will change with market conditions, and investors may lose money.
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors, and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | General Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Risk. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Equity securities risk includes the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | E S G Guidelines Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Guidelines Risk. Because the Adviser’s ESG guidelines exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not follow the ESG mandate inherent in the strategy. Companies meeting the Fund’s ESG guidelines may be out of favor in particular market cycles and perform less well than the market as a whole.

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Companies Risk. The Fund may invest a substantial portion of its assets in companies with medium capitalization. While the Adviser believes that medium-sized companies can at times provide greater growth potential than larger, more mature companies, investing the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than are typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. Trading in securities of these companies tends to be more costly compared to larger companies. As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Cap Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Foreign Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investing Risk. The Fund may purchase foreign securities (either directly or through ADRs or GDRs). These securities may involve additional risks, including the possibility that certain events, such as political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation. Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.

Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

Emerging Market Risk. The risks of investing in foreign countries are typically increased in less developed countries (often referred to as “emerging market countries”). Emerging market countries may have less developed markets and legal and regulatory systems, and may be more susceptible to economic and political instability than more developed countries. Investments in emerging market countries may be considered speculative.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s return.

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Sector Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IAFEX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	95.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	96.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(95.51%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 59,799
Annual Return 2021	rr_AnnualReturn2021	12.23%
Annual Return 2022	rr_AnnualReturn2022	(22.06%)
Annual Return 2023	rr_AnnualReturn2023	20.27%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.27%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 17, 2020
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.82%
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) seeks to outperform, net of fees and expenses, the S&P 500 Total Return Index® (the “Benchmark”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2029
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Adviser’s agreement to waive fees and/or reimburse expenses for one-, three- and five-years only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is available only to participants in employer sponsored retirement plans. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a portfolio of equity securities of large cap issuers located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of U.S. large cap companies that are subject to and meet the Fund’s environmental, social and governance (“ESG”) guidelines at the time of investment.

The Adviser considers large cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalizations of the companies appearing in the Benchmark. As of August 31, 2024, the market capitalization of the companies appearing in the Benchmark ranged from approximately $3.4 billion to $3.3 trillion. Although the Fund generally purchases equity securities that at the time of purchase are large capitalization companies as described above, the Fund may retain or augment positions in such companies even if they subsequently fall outside of the range of the Benchmark. In addition, the range of the Benchmark will change over time.

The Adviser utilizes a top-down investment process based on applying proprietary research tools to the Adviser’s analysis of a wide range of economic, political and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser attempts to exploit the structure of global markets and capitalize on style and sector cycles as they come into and out of favor. The buy and sell disciplines are determined by the outputs of the Adviser’s top-down investment process.

The Adviser considers financially material ESG information throughout the investment and portfolio construction process to help reduce risk and/or enhance returns. ESG information is among the many drivers considered by the Adviser when developing country, sector and thematic preferences. Environmental regulation, social policy, economic and market reforms, labor, and human rights are among the ESG information considered when determining country and sector/industry allocations and shaping an initial prospect list of portfolio positions. The Adviser performs fundamental research on prospective investments to identify securities with strategic attributes consistent with the Adviser’s top-down views and with competitive advantages relative to their defined peer group. The fundamental research process involves reviewing and evaluating ESG information prior to purchasing a security, seeking to identify securities benefiting from ESG trends, such as those related to environmental opportunities, and avoid those with underappreciated risks, such as those related to human or labor rights controversies.

Also, the Fund seeks to narrow the security selection universe by applying comprehensive and robust ESG guidelines that are applied to issuers of equity securities without compromising the Adviser’s broader market outlook and themes. The ESG guidelines utilized by the Fund rely, in part, on external third party ESG research and data, which may include environmental, human and labor rights, and controversy data. The Adviser uses this information to create business involvement guidelines to exclude companies with ties to categories such as, but not limited to, controversial weapons (including, but not limited to, cluster munitions, landmines, biological and chemical weapons). Additionally, the Adviser screens companies with significant revenue (generally 5% or greater, though the Adviser may determine in its discretion what it believes is significant depending upon the factor and the company) from adult entertainment, alcohol, weapons or firearms, gambling, genetic engineering and tobacco).

Once the Adviser determines portfolio weights for sectors and industries, the Adviser applies a series of risk-factor screens based on the desired style characteristics (e.g. market capitalization and relative valuation) for each category requiring a weight. Securities passing these screens are then subjected to further quantitative analysis to eliminate companies with excessive risk profiles relative to their peer group, companies with excessive leverage or balance sheet risk, and securities lacking sufficient liquidity for investment.

The Adviser applies fundamental research to ascertain particular stocks with a given category expected to accomplish two goals:

●	Finding companies possessing strategic attributes (i.e. competitive and comparative advantages) consistent with higher level themes in the portfolio derived from economic, political and sentiment drivers.

●	Maximizing the likelihood of beating the selected category of stocks. By avoiding stocks likely to be extreme outliers versus the peer group, the Adviser believes it can reduce portfolio risk while adding value at the security selection level.

Based on this analysis, the Adviser selects securities for purchase. The Adviser attempts to manage risk by, among other things, analyzing prospective stocks to assess their correlation to the country and sector in order to maximize the possibility of leveraging top level themes and to identify unintended risk concentrations in the security selection process. The Adviser analyzes the components of portfolio performance from a country, sector and stock factors perspective to confirm that risk and return are derived from intended sources.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (year ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest Quarter: 06/30/2021 14.79%

Lowest Quarter: 06/30/2022 (22.95)%

The Fund’s year to date return as of September 30, 2024 was 22.35%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.95%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-851-8845.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	13.77%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 17, 2020
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of any investment in the Fund will change with market conditions, and investors may lose money.
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors, and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | General Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Risk. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Equity securities risk includes the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | E S G Guidelines Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Guidelines Risk. Because the Adviser’s ESG guidelines exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not follow the ESG mandate inherent in the strategy. Companies meeting the Fund’s ESG guidelines may be out of favor in particular market cycles and perform less well than the market as a whole.

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Cap Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | Sector Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ILESX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	66.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	66.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(66.36%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 41,964
Annual Return 2021	rr_AnnualReturn2021	33.93%
Annual Return 2022	rr_AnnualReturn2022	(27.36%)
Annual Return 2023	rr_AnnualReturn2023	39.60%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	39.60%
Since Inception	rr_AverageAnnualReturnSinceInception	14.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 17, 2020
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	38.01%
Since Inception	rr_AverageAnnualReturnSinceInception	13.99%
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.57%
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%
Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) seeks to outperform, net of fees and expenses, the Russell 2000® Index (the “Benchmark”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2029
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Adviser’s agreement to waive fees and/or reimburse expenses for one-, three- and five-years only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is available only to participants in employer sponsored retirement plans. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a portfolio of equity securities of small cap issuers located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of U.S. small cap companies.

The Adviser considers small cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalizations of the companies appearing in the Benchmark. As of August 31, 2024, the market capitalization of the companies appearing in the Benchmark ranged up to approximately $13 billion. Although the Fund generally purchases equity securities that at the time of initial purchase are small capitalization companies as described above, the Fund may retain or augment positions in such companies even if they subsequently grow beyond the range of the Benchmark. In addition, the range of the Benchmark will change over time.

The Adviser utilizes a top-down investment process based on applying proprietary research tools to the Adviser’s analysis of a wide range of economic, political and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser attempts to exploit the structure of global markets and capitalize on style and sector cycles as they come into and out of favor. The buy and sell disciplines are determined by the outputs of the Adviser’s top-down investment process.

Once the Adviser determines portfolio weights for sectors and industries, the Adviser applies a series of risk-factor screens based on the desired style characteristics (e.g. market capitalization and relative valuation) for each category requiring a weight. Securities passing these screens are then subjected to further quantitative analysis to eliminate companies with excessive risk profiles relative to their peer group, companies with excessive leverage or balance sheet risk, and securities lacking sufficient liquidity for investment.

The Adviser applies fundamental research to ascertain particular stocks within a given category expected to accomplish two goals:

●	Finding companies possessing strategic attributes (i.e. competitive and comparative advantages) consistent with higher level themes in the portfolio derived from economic, political and sentiment drivers.

●	Maximizing the likelihood of beating the selected category of stocks. By avoiding stocks likely to be extreme outliers versus the peer group, the Adviser believes it can reduce portfolio risk while adding value at the security selection level.

Based on this analysis, the Adviser selects securities for purchase. The Adviser attempts to manage risk by, among other things, analyzing prospective stocks to assess their correlation to the country and sector in order to maximize the possibility of leveraging top level themes and to identify unintended risk concentrations in the security selection process. The Adviser analyzes the components of portfolio performance from a country, sector and stock factors perspective to confirm that risk and return are derived from intended sources.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and a secondary performance index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and a secondary performance index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (year ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest Quarter: 12/31/2023 13.17% Lowest Quarter: 06/30/2022 (24.15)% The Fund’s year to date return as of September 30, 2024 was 3.01%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.15%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or U.S. taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-851-8845.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Russell 1000 Index® (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.53%	[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	13.41%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 17, 2020
Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%	[6],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	11.12%	[6],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 17, 2020
Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of any investment in the Fund will change with market conditions, and investors may lose money.
Fisher Investments Institutional Group U.S. Small Cap Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors, and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

Fisher Investments Institutional Group U.S. Small Cap Equity Fund | General Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.
Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Risk. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Equity securities risk includes the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Sector Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Small Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Cap Companies Risk. The Fund may invest a substantial portion of its assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small cap companies as well as start-up companies can at times provide greater growth potential than larger, more mature companies, investing the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than are typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. Trading in securities of these companies tends to be more costly compared to larger companies. As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IUSCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	85.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	85.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(85.07%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 53,254
Annual Return 2021	rr_AnnualReturn2021	15.91%
Annual Return 2022	rr_AnnualReturn2022	(26.58%)
Annual Return 2023	rr_AnnualReturn2023	20.82%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.82%
Since Inception	rr_AverageAnnualReturnSinceInception	9.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 17, 2020
Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Fisher Investments Institutional Group U.S. Small Cap Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.79%
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Fisher Investments Institutional Group U.S. Small Cap Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%

[1]	The MSCI ACWI ex USA Index (the “Index”) is a stock market index comprising non-U.S. stocks from 22 of 23 developed markets countries and 24 emerging markets countries. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.
[2]	Fisher Asset Management, LLC d/b/a Fisher Investments (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2029 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.
[3]	The S&P 500® Total Return Index (the “Index”) is a widely recognized unmanaged index of large-cap U.S. equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Index includes 500 leading companies and covers approximately 80% of available market capitalization. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.
[4]	Fisher Asset Management, LLC d/b/a Fisher Investments (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.47% of the Fund’s average daily net assets through December 31, 2029 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.
[5]	As of the date of this prospectus, the Fund changed its primary index to the Russell 1000® Index due to new regulatory requirements for broad-based index comparison. The Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 93% of the Russell 3000® Index, as of the most recent reconstitution. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.
[6]	The indices are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.
[7]	The Russell 2000® Index is an equity index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the largest U.S. stocks. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.
[8]	Fisher Asset Management, LLC d/b/a Fisher Investments (the “Adviser”) has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through December 31, 2029 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular fee waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment.